Restructuring Expenses (Summary Of Aggregated Restructuring Expenses By Type) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Expenses [Abstract]
Employee related expenses		€ 4,534	€ 19,437
Contract termination related expenses		779	2,799
Impairment charges	8,038		4,628
Transition expenses		3,806	4,366
Expenses buy out RTP			3,940
Other expenses		2,082	522
Total restructuring expenses		€ 11,201	€ 35,687